Retirement Benefit Plan - (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Contribution Plan Disclosure [Line Items]
Costs incurred for employer matching contributions	$ 2.4	$ 2.4	$ 3.6
First 1% of contributions
Defined Contribution Plan Disclosure [Line Items]
Employer match of employee contributions (as a percent)	100.00%	100.00%	100.00%
Eligible compensation contribution, matched 100% by employer (as a percent)	1.00%	1.00%	1.00%
Next 5% of eligible compensation
Defined Contribution Plan Disclosure [Line Items]
Employer match of employee contributions (as a percent)	50.00%	50.00%	50.00%
Eligible compensation contribution, matched 100% by employer (as a percent)	5.00%	5.00%	5.00%